Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Intangible Assets [Line Items]
Impairment loss	RM (8,044,989)	$ (1,908,657)		$ 0		$ 0
Net carrying amount	53,758,340		88,759,218
Supply/Service Agreements [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	18,853,219		22,039,678
Computer system [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	12,755,011		36,835,003
Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Net carrying amount	22,150,110		29,884,537
Cost [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	169,932,568
Additions
Written off	(30,183,437)
Ending balance	139,749,131		169,932,568
Cost [Member] | Supply/Service Agreements [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	31,864,594
Additions
Written off
Ending balance	31,864,594		31,864,594
Cost [Member] | Computer system [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	108,183,437
Additions
Written off	(30,183,437)
Ending balance	78,000,000		108,183,437
Cost [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	29,884,537
Additions
Written off
Ending balance	29,884,537		29,884,537
Accumulated amortization [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(81,173,350)		(53,301,712)
Charge for the year	(18,931,458)		(27,871,638)
Written off	29,893,433
Impairment loss	(15,779,416)
Ending balance	(85,990,791)		(81,173,350)		(53,301,712)
Accumulated amortization [Member] | Supply/Service Agreements [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(9,824,916)		(6,638,457)
Charge for the year	(3,186,459)		(3,186,459)
Written off
Impairment loss
Ending balance	(13,011,375)		(9,824,916)		(6,638,457)
Accumulated amortization [Member] | Computer system [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	(71,348,434)		(46,663,255)
Charge for the year	(15,744,999)		(24,685,179)
Written off	29,893,433
Impairment loss	(8,044,989)
Ending balance	(65,244,989)		(71,348,434)		(46,663,255)
Accumulated amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance
Charge for the year
Written off
Impairment loss	(7,734,427)
Ending balance	RM (7,734,427)